Goodwill (Details 1) - CLP ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018
Intangible assets and goodwill [Line Items]
Goodwill	$ 124,955,438	$ 123,044,901	$ 94,617,474
International Business
Intangible assets and goodwill [Line Items]
Goodwill	47,929,445	46,218,590
Wines
Intangible assets and goodwill [Line Items]
Goodwill	32,416,144	32,416,144
Chile
Intangible assets and goodwill [Line Items]
Goodwill	44,609,849	44,410,167
Embotelladoras Chilenas Unidas S.A. | Chile
Intangible assets and goodwill [Line Items]
Goodwill	25,257,686	25,257,686
Manantial S.A. | Chile
Intangible assets and goodwill [Line Items]
Goodwill	8,879,245	8,879,245
Compania Pisquera de Chile S.A. | Chile
Intangible assets and goodwill [Line Items]
Goodwill	9,808,550	9,808,550
Los Huemules S.R.L. | Chile
Intangible assets and goodwill [Line Items]
Goodwill	5,892	8,679
CCU Argentina S.A. and subsidiaries | International Business
Intangible assets and goodwill [Line Items]
Goodwill	26,014,868	24,863,266
Marzurel S.A., Coralina S.A. and Milotur S.A. | International Business
Intangible assets and goodwill [Line Items]
Goodwill	4,422,841	4,839,916
Bebidas del Paraguay SA [Member] | International Business
Intangible assets and goodwill [Line Items]
Goodwill	5,214,846	5,236,732
Vina San Pedro Tarapaca S.A. [Member] | Wines
Intangible assets and goodwill [Line Items]
Goodwill	32,416,144	32,416,144
Cervecera Kunstmann SA [Member] | Chile
Intangible assets and goodwill [Line Items]
Goodwill	456,007	456,007
Bebidas Bolivianas BBO S.A. [Member] | International Business
Intangible assets and goodwill [Line Items]
Goodwill	12,276,890	11,278,676
Cerveceria Szot SpA. [Member] | Chile
Intangible assets and goodwill [Line Items]
Goodwill	$ 202,469	$ 0